Financing receivables, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term:
Short-term financing receivables	¥ 86,866		¥ 84,858
Allowance for credit losses	(24,390)		(23,391)
Short-term financing receivables, net	62,476	$ 8,559	¥ 61,467
Long-term:
Long-term financing receivables	1,630
Allowance for credit losses	(5)
Long-term financing receivables, net	¥ 1,625	$ 223